Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenue	$ 10,117	$ 11,377	$ 33,281	$ 26,115	$ 38,034	$ 31,317	$ 23,560
Operating costs and expenses:
Cost of revenue	3,392	3,611	11,160	6,284	10,797	3,634	2,149
Research and development	4,072	1,237	10,012	6,457	9,054	9,201	9,961
Selling, general and administrative	40,431	16,119	96,121	41,371	64,895	50,582	42,970
Intangible amortization	1,027	1,026	3,080	2,896	3,922	3,738	3,738
Total operating costs and expenses	48,922	21,993	120,373	57,008	88,668	67,155	58,818
Loss from operations	(38,805)	(10,616)	(87,092)	(30,893)	(50,634)	(35,838)	(35,258)
Other (income) expense:
(Gain) loss on derivative liability	(4,245)	(500)	1,090	(5,300)	(8,310)	300	(800)
Change in fair value of debt and liability instruments	449	0	4,197	0
Gain on debt extinguishment, net	0	(33,433)	0	(28,634)	(28,634)	12,463	0
Scilex Pharma Notes principal increase					0	28,000	0
Interest expense, net	513	1,858	517	8,596	9,604	11,764	13,116
Loss (gain) on foreign currency exchange	7	(31)	30	(39)	66	54	(2)
Total other (income) expense	(3,276)	(32,106)	5,834	(25,377)	(27,274)	52,581	12,314
(Loss) income before income taxes	(35,529)	21,490	(92,926)	(5,516)	(23,360)	(88,419)	(47,572)
Income tax expense (benefit)	0	(11)	5	(36)	4	5	(53)
Net (loss) income	$ (35,529)	$ 21,501	$ (92,931)	$ (5,480)	$ (23,364)	$ (88,424)	$ (47,519)
Earnings Per Share [Abstract]
Net (loss) income per share attributable to common stockholders — basic	$ (0.63)	$ 0.16	$ (1.03)	$ (0.04)	$ (0.17)	$ (0.67)	$ (0.36)
Net (loss) income per share attributable to common stockholders — diluted	$ (0.63)	$ 0.16	$ (1.03)	$ (0.04)	$ (0.17)	$ (0.67)	$ (0.36)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average number of shares during the period — basic	139,808,000	133,060,000	141,358,000	133,049,000	134,226,000	132,858,000	132,891,000
Weighted average number of shares during the period — diluted	139,808,000	133,283,000	141,358,000	133,049,000	134,226,000	132,858,000	132,891,000